Equity (Details) - Schedule of RSUs and PSUs activity - $ / shares	9 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Equity (Details) - Schedule of stock options outstanding [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period	(176,524)
Restricted And Phantom Share Units Member
Equity (Details) - Schedule of stock options outstanding [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number	4,275,670	3,842,232
Granted, Number of RSUs and PSUs	2,262,431
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period	1,273,414
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period	(555,579)
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value	$ 18.83	$ 17.95
Granted, Weighted Average Grant Date Fair Value	10.85
Vested, Weighted Average Grant Date Fair Value	18.75
Forfeited, Weighted Average Grant Date Fair Value	$ 15.99